Intangible assets and goodwill, net - Summary of movement of intangible assets and cumulative amortization (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		S/ 1,042,585
Disposals and write-offs	[1]	0	S/ 0	S/ (2,233)
Ending balance		1,044,749	1,042,585
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,748,222	1,553,949	1,414,612
Additions and transfers		170,528	196,056	142,539
Disposals and write-offs		(10,606)	(1,783)	(3,202)
Ending balance		1,908,144	1,748,222	1,553,949
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(705,637)	(574,687)	(460,066)
Amortization of the year		(157,758)	(131,199)	(114,964)
Disposals and write-offs		0	249	343
Ending balance		(863,395)	(705,637)	(574,687)
Net book value		1,044,749	1,042,585	S/ 979,262
Computer software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		898,245
Additions and transfers		143,196
Disposals and write-offs		(43)
Ending balance		1,041,398	898,245
Computer software [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(639,222)
Amortization of the year		(136,927)
Disposals and write-offs		0
Ending balance		(776,149)	(639,222)
Net book value		265,249
In Transit Software [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		199,945
Additions and transfers		26,481
Disposals and write-offs		(10,563)
Ending balance		215,863	199,945
In Transit Software [Member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value		215,863
Value of business acquired [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		137,900
Ending balance		137,900	137,900
Value of business acquired [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(43,668)
Amortization of the year		(13,790)
Ending balance		(57,458)	(43,668)
Net book value		80,442
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		81,486
Additions and transfers		851
Disposals and write-offs		0
Ending balance		82,337	81,486
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(22,747)
Amortization of the year		(7,041)
Ending balance		(29,788)	(22,747)
Net book value		52,549
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		430,646
Ending balance		430,646	S/ 430,646
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value		S/ 430,646

[1]	During the years 2021, 2020 and 2019, Interbank sold in cash to non-related third parties written-off loan portfolios. The nominal value of the credits sold amounted to S/501,540,000, S/625,406,000 and S/587,895 ,000, respectively.